Share-based payments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) plan	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Share-based payments
Number of equity-settled share-based LTIPs operated | plan	1
Percentage of awards based on TSR	50.00%	50.00%	60.00%
Percentage of awards based on performance against certain strategic and financial measures over the vesting period	50.00%	50.00%	40.00%
Total net charges for equity-settled share-based payment plans | £	£ 9	£ 10	£ 6